Note 18 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2022	2023
	Basic EPS	Basic EPS
Net income	$245,024	$216,258
Less: Net loss attributable to non-controlling interest in subsidiaries	-	3,997
Net income attributable to Costamare Inc.	245,024	220,255
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	229,576	204,807
Weighted average number of common shares, basic and diluted	124,228,628	122,560,175
Earnings per common share, basic and diluted	$1.85	$1.67